United States
                      Securities and Exchange Commission
                            Washington, D.C. 20549

                                   Form N-Q
 Quarterly Schedule of Portfolio Holdings of Registered Management Investment
                                  Companies




                                  811-07309

                     (Investment Company Act File Number)


                 Federated Total Return Government Bond Fund
       ---------------------------------------------------------------

              (Exact Name of Registrant as Specified in Charter)



                          Federated Investors Funds
                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000


                                (412) 288-1900
                       (Registrant's Telephone Number)


                          John W. McGonigle, Esquire
                          Federated Investors Tower
                             1001 Liberty Avenue
                     Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End: 2/28/06


               Date of Reporting Period: Quarter ended 11/30/05
                                         ----------------------







Item 1.     Schedule of Investments




FEDERATED TOTAL RETURN GOVERNMENT BOND FUND
PORTFOLIO OF INVESTMENTS
November 30, 2005 (unaudited)

         Principal
          Amount                                                                                     Value

                               U.S. TREASURY--56.0%
                               U.S. Treasury Bonds--14.3%
  $       325,000              12.000%, 8/15/2013                                             $     386,103
         2,200,000   (1)       11.250%, 2/15/2015                                                  3,292,580
         3,700,000   (1)       7.250%, 5/15/2016                                                   4,495,264
         2,050,000             8.750%, 5/15/2017                                                   2,784,648
         1,000,000             8.125%, 5/15/2021                                                   1,361,917
         1,800,000             7.250%, 8/15/2022                                                   2,301,773
         4,000,000             7.125%, 2/15/2023                                                   5,077,758
         6,000,000             6.250%, 8/15/2023                                                   7,021,524
         6,500,000   (1)       6.875%, 8/15/2025                                                   8,194,381
         5,500,000   (1)       6.250%, 5/15/2030                                                   6,665,219
         3,598,000   (1)       5.375%, 2/15/2031                                                   3,953,864
                                   TOTAL                                                          45,535,031
                               U.S. Treasury Notes--41.7%
         5,500,000   (1)       3.500%, 11/15/2006                                                  5,451,451
         2,000,000             6.250%, 2/15/2007                                                   2,042,949
         2,000,000             6.625%, 5/15/2007                                                   2,062,863
         5,000,000   (1)       4.000%, 9/30/2007                                                   4,962,791
         2,500,000   (1)       4.250%, 10/31/2007                                                  2,491,941
         5,000,000             4.250%, 11/30/2007                                                  4,983,985
         1,000,000   (1)       5.500%, 2/15/2008                                                   1,023,224
         8,300,000   (1)       2.625%, 5/15/2008                                                   7,959,683
         5,000,000   (1)       4.125%, 8/15/2008                                                   4,966,791
         2,500,000             4.375%, 11/15/2008                                                  2,497,656
         6,500,000   (1)       4.750%, 11/15/2008                                                  6,559,924
         2,800,000             5.500%, 5/15/2009                                                   2,896,706
         2,000,000             6.000%, 8/15/2009                                                   2,107,510
        18,500,000   (1)       4.000%, 4/15/2010                                                  18,184,333
        12,500,000   (1)       4.250%, 10/15/2010                                                 12,395,988
        14,109,000   (1)       4.875%, 2/15/2012                                                  14,411,470
         5,000,000   (1)       4.375%, 8/15/2012                                                   4,969,315
         3,600,000   (1)       4.750%, 5/15/2014                                                   3,655,411
         7,500,000   (1)       4.000%, 2/15/2015                                                   7,199,441
        14,000,000   (1)       4.125%, 5/15/2015                                                  13,554,100
         8,325,760             U.S. Treasury Inflation Protected Note, 1.625%,
                               1/15/2015                                                           7,981,997
                                   TOTAL                                                          132,359,529
                                   TOTAL U.S. TREASURY (IDENTIFIED COST $176,216,131)             177,894,560

                               GOVERNMENT AGENCIES--25.1%
                               Federal Home Loan Bank System-13.6%
        18,000,000             3.750%, 1/16/2007                                                  17,824,086
         7,000,000             7.250%, 2/15/2007                                                   7,205,051
         5,000,000             3.875%, 6/8/2007                                                    4,937,202
         3,000,000             6.730%, 6/22/2009                                                   3,180,910
          900,000              6.500%, 11/13/2009                                                   951,716
         1,300,000             7.375%, 2/12/2010                                                   1,420,934
         4,450,000             7.625%, 5/14/2010                                                   4,929,445
         2,500,000             6.875%, 8/13/2010                                                   2,702,711
                                   TOTAL                                                          43,152,055
                               Federal Home Loan Mortgage Corp.---11.0%
        16,300,000             4.125%, 4/2/2007                                                   16,175,650
        16,000,000             4.250%, 6/23/2008                                                  15,798,253
          70,000               6.750%, 9/15/2029                                                    85,356
         3,000,000             5.625%, 11/23/2035                                                  2,962,299
                                   TOTAL                                                          35,021,558
                               Federal Agricultural Mortgage Association--0.5%
         1,700,000             8.070%, 4/16/2007                                                   1,774,671
                                   TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST
                                   $78,986,289)                                                   79,948,284

                               MORTGAGE-BACKED SECURITIES--1.2%
                               Federal National Mortgage Association--0.7%
          36,210               7.500%, 6/1/2012                                                     38,104
         1,913,295             7.000%, 10/1/2035                                                   2,008,011
                                   TOTAL                                                           2,046,115
                               Government National Mortgage Association--0.5%
           2,733               7.500%, 10/15/2026                                                    2,904
          805,421              7.000%, 8/15/2027                                                    851,005
          122,013              7.500%, 10/15/2027                                                   129,501
          95,465               8.000%, 10/15/2027                                                   103,222
          551,267              6.500%, 10/15/2031                                                   574,957
                                   TOTAL                                                           1,661,589
                                   TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST
                                   $3,645,974)                                                     3,707,704

                               COLLATERALIZED MORTGAGE OBLIGATIONS--3.4%
                               Federal National Mortgage Association REMIC--0.0%
          43,603               REMIC 1988-16 B, 9.500%, 6/25/2018                                   47,243
          15,813               REMIC 1989-35 G, 9.500%, 7/25/2019                                   17,282
                                   TOTAL                                                            64,525
                               Federal Home Loan Mortgage Corp. REMIC--3.4%
        11,076,000             REMIC 2939 DK, 5.500%, 2/15/2030                                   10,880,670
                                   TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                                   (IDENTIFIED COST $11,305,757)                                  10,945,195

                               MUTUAL FUND--11.2%
         3,596,493   (2)       Federated Mortgage Core Portfolio (IDENTIFIED COST
                               $35,537,402)                                                       35,497,383

                               REPURCHASE AGREEMENTS--42.9%
         7,603,000             Interest in $3,275,000,000 joint repurchase agreement
                               4.04%, dated 11/30/2005 under which Bank of America
                               N.A. will repurchase a U.S. Government Agency
                               security with a maturity of 7/1/2035 for
                               $3,275,367,528 on 12/1/2005. The market value of the
                               underlying security at the end of the period was
                               $3,340,500,000                                                      7,603,000
        64,000,000             Interest in $1,000,000,000 joint repurchase agreement
                               4.04%, dated 11/30/2005 under which Bear Stearns and
                               Co., Inc. will repurchase U.S. Government Agency
                               securities with various maturities to 11/1/2035 for
                               $1,000,112,222 on 12/1/2005. The market value of the
                               underlying securities at the end of the period was
                               $1,030,001,392 (held as collateral for securities
                               lending)                                                           64,000,000
        64,687,000             Interest in $1,000,000,000 joint repurchase agreement
                               4.04%, dated 11/30/2005 under which Credit Suisse
                               First Boston Corp. will repurchase U.S. Government
                               Agency securities with various maturities to 9/1/2035
                               for $1,000,112,222 on 12/1/2005. The market value of
                               the underlying securities at the end of the period
                               was $1,020,003,312 (held as collateral for securities
                               lending)                                                           64,687,000
                                   TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)                136,290,000
                                   TOTAL INVESTMENTS--139.8%
                               ======================================================
                                    (IDENTIFIED COST $441,981,553)(3)                             444,283,126
                                   OTHER ASSETS AND LIABILITIES---NET---(39.8)%                  (126,580,469)
                                   TOTAL NET ASSETS---100%                                    $   317,702,657

==============================================================================

     1 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
       As of November 30, 2005, securities subject to this type of arrangement and related collateral were as follows:
       Market Value of Securities Loaned   Market Value of Collateral
       ------------------------------------------------------------------------
       ------------------------------------------------------------------------
       $123,911,884                        $128,687,000
       ------------------------------------------------------------------------
       ------------------------------------------------------------------------
     2 Affiliated company.
     3 At November 30, 2005, the cost of investments for federal tax purposes was $441,981,553. The net unrealized appreciation of investments for federal tax purposes was $2,301,573. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,598,399 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,296,826.


Note:        The categories of investments are shown as a percentage of total net assets at November 30, 2005.


Investment Valuation
The Trust generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For other fixed income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.


The following acronym is used throughout this portfolio:

REMIC       --Real Estate Mortgage Investment Conduit








Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Total Return Government Bond Fund

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
                            (insert name and title)

Date        January 24, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer


Date        January 24, 2006


By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer


Date        January 24, 2006